Exploration Expense - Summary of exploration expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Total exploration expense	$ (76.2)	$ (81.0)	$ (60.6)
Australia
Disclosure of geographical areas [line items]
Total exploration expense	(33.4)	(33.6)	(21.3)
Ghana
Disclosure of geographical areas [line items]
Total exploration expense	(9.0)	(12.1)	(9.6)
Peru
Disclosure of geographical areas [line items]
Total exploration expense	(3.9)	(2.8)	(1.6)
Chile
Disclosure of geographical areas [line items]
Total exploration expense	(29.3)	(32.3)	(27.2)
Other
Disclosure of geographical areas [line items]
Total exploration expense	$ (0.6)	$ (0.2)	$ (0.9)